Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 232,134	₱ 195,964
Net book value at the beginning of the year(as restated)		195,719
Effect of adoption of IFRS 16		(245)
Additions (Note 4)	71,904	72,871
Disposals/Retirements	(679)	(312)
Reclassifications	(11)	(854)
Translation differences charged directly to cumulative translation adjustments	(3)	(4)
Adjustments	64	(20)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(1)	(3)
Depreciation and amortization	(42,540)	(35,263)	₱ (47,240)
Net book value at end of the year	260,868	232,134	195,964
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	715,960	714,037
Net book value at end of the year	697,488	715,960	714,037
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(483,826)	(518,073)
Net book value at end of the year	(436,620)	(483,826)	(518,073)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	40,118	47,471
Net book value at the beginning of the year(as restated)		47,471
Additions (Note 4)	915	1,448
Disposals/Retirements	(12)	(24)
Reclassifications	6,116	(11,066)
Transfers and others	21,066	10,374
Translation differences charged directly to cumulative translation adjustments		(1)
Adjustments	9
Depreciation and amortization	(9,922)	(8,084)
Net book value at end of the year	58,290	40,118	47,471
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	201,652	217,773
Net book value at end of the year	205,338	201,652	217,773
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(161,534)	(170,302)
Net book value at end of the year	(147,048)	(161,534)	(170,302)
Central equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	628	15,967
Net book value at the beginning of the year(as restated)		15,967
Additions (Note 4)	155	856
Reclassifications	(707)	(20,057)
Transfers and others		7,720
Translation differences charged directly to cumulative translation adjustments		(1)
Adjustments	871
Depreciation and amortization	(398)	(3,857)
Net book value at end of the year	549	628	15,967
Central equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,800	128,321
Net book value at end of the year	3,134	2,800	128,321
Central equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(2,172)	(112,354)
Net book value at end of the year	(2,585)	(2,172)	(112,354)
Network facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	110,510	70,338
Net book value at the beginning of the year(as restated)		70,094
Effect of adoption of IFRS 16		(244)
Additions (Note 4)	2,124	557
Disposals/Retirements	(114)	(99)
Reclassifications	(31,539)	24,693
Transfers and others	42,477	32,290
Translation differences charged directly to cumulative translation adjustments	(1)
Adjustments	(700)
Depreciation and amortization	(11,154)	(17,025)
Net book value at end of the year	111,603	110,510	70,338
Network facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	321,798	217,164
Net book value at end of the year	298,169	321,798	217,164
Network facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(211,288)	(146,826)
Net book value at end of the year	(186,566)	(211,288)	(146,826)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,568	5,989
Net book value at the beginning of the year(as restated)		5,988
Effect of adoption of IFRS 16		(1)
Additions (Note 4)	238	176
Disposals/Retirements	(212)	(3)
Reclassifications	(263)	(5)
Transfers and others	897	541
Translation differences charged directly to cumulative translation adjustments		(4)
Adjustments	28	(20)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(1)	(3)
Depreciation and amortization	(1,282)	(1,102)
Net book value at end of the year	4,973	5,568	5,989
Buildings [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	28,128	26,546
Net book value at end of the year	23,647	28,128	26,546
Buildings [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(22,560)	(20,557)
Net book value at end of the year	(18,674)	(22,560)	(20,557)
Vehicles, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	6,072	6,699
Net book value at the beginning of the year(as restated)		6,699
Additions (Note 4)	1,548	3,804
Disposals/Retirements	(59)	(109)
Reclassifications	4,030	(2,161)
Transfers and others	(455)	1,247
Translation differences charged directly to cumulative translation adjustments	(1)	2
Adjustments	125
Depreciation and amortization	(4,664)	(3,410)
Net book value at end of the year	6,596	6,072	6,699
Vehicles, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	29,241	58,711
Net book value at end of the year	41,856	29,241	58,711
Vehicles, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(23,169)	(52,012)
Net book value at end of the year	(35,260)	(23,169)	(52,012)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	12,199	5,071
Net book value at the beginning of the year(as restated)		5,071
Additions (Note 4)	2,771	2,987
Reclassifications	10,979	1,227
Transfers and others	5,614	4,696
Adjustments	1
Depreciation and amortization	(14,224)	(1,782)
Net book value at end of the year	17,340	12,199	5,071
Information origination and termination equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	30,906	20,823
Net book value at end of the year	46,885	30,906	20,823
Information origination and termination equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(18,707)	(15,752)
Net book value at end of the year	(29,545)	(18,707)	(15,752)
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,327	4,306
Net book value at the beginning of the year(as restated)		4,306
Additions (Note 4)	102	3
Disposals/Retirements	(265)
Reclassifications	(70)
Transfers and others	11	21
Adjustments	53
Depreciation and amortization	(10)	(3)
Net book value at end of the year	4,148	4,327	4,306
Land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,597	4,576
Net book value at end of the year	4,427	4,597	4,576
Land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(270)	(270)
Net book value at end of the year	(279)	(270)	(270)
Security platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	16
Reclassifications	24	16
Transfers and others	76
Depreciation and amortization	(24)
Net book value at end of the year	92	16
Security platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	17
Net book value at end of the year	104	17
Security platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(1)
Net book value at end of the year	(12)	(1)
IT systems and platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	6,529
Additions (Note 4)	991
Disposals/Retirements	(1)
Reclassifications	(5,893)	6,529
Transfers and others	6,576
Translation differences charged directly to cumulative translation adjustments	(1)
Adjustments	(122)
Depreciation and amortization	(862)
Net book value at end of the year	7,217	6,529
IT systems and platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,654
Net book value at end of the year	23,868	50,654
IT systems and platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(44,125)
Net book value at end of the year	(16,651)	(44,125)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	46,167	40,123
Net book value at the beginning of the year(as restated)		40,123
Additions (Note 4)	63,060	63,040
Disposals/Retirements	(16)	(77)
Reclassifications	17,312	(30)
Transfers and others	(76,262)	(56,889)
Adjustments	(201)
Net book value at end of the year	50,060	46,167	40,123
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	46,167	40,123
Net book value at end of the year	₱ 50,060	₱ 46,167	₱ 40,123